Loans - Troubled Debt Restructurings On Financing Receivables (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	¥ 196	¥ 254
Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	183	221
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	156	189
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	24	26
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	0	0
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	4	5
Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2],[3]	13	33
Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	189	221
Term Extension | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	176	212
Term Extension | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	149	182
Term Extension | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	23	26
Term Extension | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	4	4
Term Extension | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	13	9
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	1
Interest rate reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	0	1
Term Extension And Interest Rate Reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	4	25
Term Extension And Interest Rate Reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	4	2
Term Extension And Interest Rate Reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	3	1
Term Extension And Interest Rate Reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	1
Term Extension And Interest Rate Reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension And Interest Rate Reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension And Interest Rate Reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	0	22
Principal Forgiveness
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	0	0
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	6
Other | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	6
Other | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	6
Other | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Other | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Other | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Other | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	¥ 0	¥ 1

[1]	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2023 and 2024.
[2]	The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.
[3]	The majority of total foreign consist of corporate.
[4]	The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.0 months and 7.1 months, and reducing the weighted-average contractual interest rate by 1.2% and 1.4% for the six months ended September 30, 2023 and 2024, respectively.